Cash flow disclosures - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	$ 1,344,817	$ 1,208,344	$ 1,126,658
Adjustment On Adoption of IFRS 16			(1,715)
Proceeds from borrowings	366,544	224,310	196,977
Loans and interest paid	(352,947)	(112,615)	(169,289)
Debt renegotiation expenses	(20,439)	(10,975)
Foreign exchange and inflation adjustments	(43,042)	(46,179)	(33,648)
Other non-cash movements	144,670	81,932	89,361
Balances	1,439,603	1,344,817	1,208,344
Bank and financial borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	664,337	575,282	446,007
Adjustment On Adoption of IFRS 16			0
Proceeds from borrowings	185,465	184,527	196,977
Loans and interest paid	(258,615)	(81,384)	(75,147)
Debt renegotiation expenses	(2,204)	(2,624)
Foreign exchange and inflation adjustments	(38,450)	(52,215)	(34,347)
Other non-cash movements	61,736	40,751	41,792
Balances	612,269	664,337	575,282
Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	680,480	633,062	678,936
Adjustment On Adoption of IFRS 16			0
Proceeds from borrowings	181,079	39,783	0
Loans and interest paid	(94,332)	(31,231)	(94,142)
Debt renegotiation expenses	(18,235)	(8,351)
Foreign exchange and inflation adjustments	(4,592)	6,036	699
Other non-cash movements	82,934	41,181	47,569
Balances	827,334	680,480	633,062
Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	0	0	1,715
Adjustment On Adoption of IFRS 16			(1,715)
Proceeds from borrowings	0	0	0
Loans and interest paid	0	0	0
Debt renegotiation expenses	0	0
Foreign exchange and inflation adjustments	0	0	0
Other non-cash movements	0	0	0
Balances	$ 0	$ 0	$ 0